Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2016